Notes Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Notes Payable [Abstract]
Restricted cash	¥ 4,494	$ 689	¥ 8,239